Shareholder Report	12 Months Ended
Mar. 31, 2026 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Tidal Trust I
Entity Central Index Key	0001742912
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
Shareholder Report Annual or Semi-Annual	annual shareholder report
SonicShares Global Shipping ETF
Shareholder Report [Line Items]
Fund Name	SonicShares™ Global Shipping ETF
Class Name	SonicShares™ Global Shipping ETF
Trading Symbol	BOAT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SonicShares™ Global Shipping ETF (the "Fund") for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.sonicshares.com/boat. You can also request this information by contacting us at (833) 378-0717 or by writing the Fund at SonicShares™ Global Shipping ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(833) 378-0717
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SonicShares™ Global Shipping ETF	$91	0.69%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The global shipping industry experienced heightened volatility driven by geopolitical instability, shifting trade flows, commodity demand fluctuations, and supply chain disruptions.

Despite the market environment, the Fund delivered a strong return of 64.85% for the fiscal year ended March 31, 2026, significantly outperforming the S&P 500® Total Return Index which returned 17.80%. The Fund slightly underperformed the Solactive Global Shipping NTR Index which returned 66.40% during the fiscal year.

What Factors Influenced Performance?

The Fund is a passively managed ETF that seeks to track the performance of the Solactive Global Shipping Index. From a sector perspective, based on performance attribution to the overall portfolio, Industrials was the leading contributor, with Energy close behind. The Fund was helped by holding Frontline PLC, SITC International Holdings, and Wallenius Wilhelmsen. However, holdings in TS Lines Ltd, Hapag-Lloyd AG, and Golden Ocean Group Ltd hurt the Fund performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]

Annual Performance

Average Annual Returns for the Periods Ended March 31, 2026	1 Year	Since Inception (8/3/2021)
SonicShares™ Global Shipping ETF	64.85%	23.40%
S&P 500® Total Return Index	17.80%	10.33%
Solactive Global Shipping NTR Index	66.40%	22.41%

Performance Inception Date	Aug. 03, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Description [Text Block]	This is a summary of certain changes to the Fund. For more complete information, you may review the Fund's prospectus.
Material Change Date	Aug. 01, 2025
Updated Performance Information Location [Text Block]	Visit https://www.sonicshares.com/boat for more recent performance information.
Net Assets	$ 79,972,000
Holdings Count | Holdings	50
Advisory Fees Paid, Amount	$ 315,440
Investment Company, Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
Fund Size (Thousands)	$79,972
Number of Holdings	50
Total Advisory Fee Paid	$315,440
Portfolio Turnover Rate	25%

Holdings [Text Block]	What did the Fund invest in? (as of March 31, 2026) Sector Breakdown (% of total net assets) Geographic Breakdown (% of total net assets)
Largest Holdings [Text Block]
Top Ten Holdings	(% of total net assets)
Frontline PLC	6.0
Mitsui OSK Lines Ltd.	5.7
SITC International Holdings Co. Ltd.	4.9
Kawasaki Kisen Kaisha Ltd.	4.9
AP Moller - Maersk A/S	4.8
Matson, Inc.	4.6
Scorpio Tankers, Inc.	4.3
Orient Overseas International Ltd.	4.1
Hafnia Ltd.	4.1
Wallenius Wilhelmsen ASA - Class B	3.9

Material Fund Change [Text Block]

How has the Fund changed?

Effective August 1, 2025, U.S. Bancorp Fund Services, LLC, doing business as Global Fund Services, no longer serves as the Sub-Administrator for each series of Tidal Trust I, including the Fund.